Financial instruments and risk management (Details Narrative)	12 Months Ended
	Aug. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 USD ($)
IfrsStatementLineItems [Line Items]
Allowance for doubtful accounts	$ 1,355,638	$ 1,084,305	$ 874,438
Allowance for doubtful accounts		$ 1,084,305	$ 874,438
One Customer [member]
IfrsStatementLineItems [Line Items]
Revenue percentage	72.00%	60.00%
Accounts receivable credit risk, percent		13.00%	13.00%
Revenue credit risk, percent		60.00%
Three Customer [Member]
IfrsStatementLineItems [Line Items]
Revenue credit risk, percent			50.00%
One Customer [member] | Accounts Receivables [member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, assets	0.10
One Customer [member] | Accounts And Other Receivable [member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, assets	0.16	0.13
Credit risk [member]
IfrsStatementLineItems [Line Items]
Allowance for doubtful accounts	$ 1,155,638	$ 1,084,305